Schedule of Accounts Payable and Other Current Liabilities (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025		Jul. 31, 2024		Jul. 31, 2023
Non-trade creditors	$ 403,938	[1]	$ 6,979	[1]	$ 9,737
Accrued expenses	29,396		110,725		17,754
Payroll payable	45,759		26,893		48,138
Other tax payable	42,082	[2]	34,431	[3]	23,955	[3]
Interest payable	2,987		3,088		3,627
Accrued expenses and other current liabilities	$ 524,162		$ 182,116		$ 103,211

[1]	The balance mainly represented payable to The Sire Group Ltd. amounted to US$369,340 as of January 31, 2025, reclassified from the amount due to a related party.
[2]	Other tax payable mainly include the sales and service tax (“SST”) payable.
[3]	Other tax payable mainly include the sales and service tax (“SST”) payable.